Business combinations and capital reorganization (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule Of Reverse Recapitalization	Consequently, the weighted average number of ordinary shares outstanding for basic and diluted earnings per share (“EPS”) for the period prior to March 16, 2022 is as follows:

December 31, 2022
Shares for basic EPS Allego Holding	100
Exchange ratio	1,902,702
Adjusted number of shares	190,270,211